Basis of preparation (Tables)	6 Months Ended
Sep. 30, 2019
Basis of preparation
Summary of most significant differences between the IAS 17 lease commitments and the lease liabilities recognised on transition to IFRS 16

€bn
Operating lease commitments at 31 March 2019	10.8
Less effect of discounting on payments included in the operating lease commitment	(1.6)
Plus lease liabilities in respect of additional ‘reasonably certain’ lease extensions assumed under IFRS 16	0.8
Plus finance lease liabilities already reported under IAS 17	0.3
Lease liability opening balance reported at 1 April 2019	10.3

The Group applied the lease identification requirements of IFRS 16 at the date of adoption and no material changes to the Group’s lease portfolio were identified.

Schedule of impact of the adoption of IFRS 16 on the opening balance sheet at 1 April 2019

		Impact of
	31 March	adoption of
	2019	IFRS 16	1 April 2019
Consolidated statement of financial position	€m	€m	€m

Non-current assets
Goodwill	23,353	—	23,353
Other intangible assets	17,652	—	17,652
Property, plant and equipment	27,432	10,226	37,658
Investments in associates and joint ventures	3,952	(270)	3,682
Other investments	870	—	870
Deferred tax assets	24,753	—	24,753
Post employment benefits	94	—	94
Trade and other receivables	5,170	21	5,191
Of which: Net investments in leases	3	133	136
	103,276	9,977	113,253
Current assets
Inventory	714	—	714
Taxation recoverable	264	—	264
Trade and other receivables	12,190	(339)	11,851
Of which: Net investments in leases	1	19	20
Other investments	13,012	—	13,012
Cash and cash equivalents	13,637	—	13,637
	39,817	(339)	39,478
Assets held for sale	(231)	—	(231)
Total assets	142,862	9,638	152,500

Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	152,503	—	152,503
Treasury shares	(7,875)	—	(7,875)
Accumulated losses	(116,725)	(261)	(116,986)
Accumulated other comprehensive income	29,519	—	29,519
Total attributable to owners of the parent	62,218	(261)	61,957

Non-controlling interests	1,227	4	1,231
Total non-controlling interests	1,227	4	1,231

Total equity	63,445	(257)	63,188

Non-current liabilities
Long-term borrowings	48,685	7,394	56,079
Deferred tax liabilities	478	—	478
Post employment benefits	551	—	551
Provisions	1,242	(9)	1,233
Trade and other payables	2,938	(37)	2,901
	53,894	7,348	61,242
Current liabilities
Short-term borrowings	4,270	2,646	6,916
Financial liabilities under put option arrangements	1,844	—	1,844
Taxation liabilities	596	—	596
Provisions	1,160	(76)	1,084
Trade and other payables	17,653	(23)	17,630
	25,523	2,547	28,070
Liabilities held for sale	—	—	—
Total equity and liabilities	142,862	9,638	152,500